Offerings - Offering: 1	Apr. 17, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 9,229,610.00
Amount of Registration Fee	$ 1,274.61
Offering Note	The transaction value is calculated as the estimated aggregate maximum purchase price for Shares. The fee of $1,274.61 was paid in connection with the filing of the Schedule TO-I by Onex Direct Lending BDC Fund (File No. 005-93864) on April 13, 2026. Calculated at $138.10 per $1,000,000 of the Transaction Valuation, pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended.